EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Acquisition costs:
Acquisition costs, opening	$ 197,635,680	$ 227,424,953
Additions	163,790	856,259
Asset retirement obligation change in estimate	349,848	(75,608)
Acquisition costs in disposal group		(7,736,915)
Disposals and impairment of assets	(1,229,454)	(33,853,518)
Foreign exchange movement	(5,727,932)	11,020,509
Acquisition costs, closing	191,191,932	197,635,680
Exploration and evaluation costs:
Exploration costs, opening	64,655,418	47,331,385
Drilling	8,218,902	6,154,761
Geological and geophysical	3,748,110	5,524,677
Labour and wages	3,233,709	3,283,034
Camp costs	2,291,809	2,019,767
Studies and mine site management	1,649,857	1,300,104
Share-based compensation	1,380,593	1,449,708
Claim holding costs and advance royalties	1,067,093	1,537,485
Travel	550,968	681,660
Community relations	541,625	575,462
Geochemistry and assays	465,322	362,934
Health and safety and environmental	367,764	561,570
Net extension of claim refunds	(71,408)	(67,713)
Other	948,566	484,744
Foreign exchange movement	(231,071)	6,472
Total exploration and evaluation in the period	24,161,839	23,874,665
Exploration and evaluation costs in disposal group		(445,173)
Disposals and impairment of assets	(917,370)	(6,105,459)
Exploration and evaluation, closing	87,899,887	64,655,418
Total costs, closing	$ 279,091,819	$ 262,291,098